Investment property (Tables)	12 Months Ended
Dec. 31, 2025
Investment property [Abstract]
Reconciliation of Carrying Amount
Reconciliation of carrying amount

	As of December 31,
	2025	2024

Balances as of January 1,	$1,340,000,000	$1,100,491,490
Changes in fair value	75,000,000	239,508,510
Balances as of December 31,	$1,415,000,000	$1,340,000,000